Issued Capital - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Issued Capital - $ / shares	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Placement of shares under a share placement agreement, shares	37,500,000	14,464,259
Sale of equity price per share	$ 2.00
Discount percentage used to calculate equity purchase price per share	3.15%